Other Finance Expenses	12 Months Ended
Dec. 31, 2023
Other Finance Expenses
Other Finance Expenses

9) Other Finance Expenses

(a) Interest Expense

The following table presents the components of interest expense as reported in the consolidated statements of operations for the years ended December 31, 2023, 2022 and 2021:

	Year Ended December 31,
(U.S. Dollars in thousands)	2023	2022	2021
Interest expense	$69,567	$39,912	$24,546
Amortization of debt issuance cost and fair value of debt assumed	2,503	2,692	3,519
Total interest expense	$72,070	$42,604	$28,065

(b) Other Finance Expense

The following table presents the components of other finance expense for the years ended December 31, 2023, 2022 and 2021:

	Year Ended December 31,
(U.S. Dollars in thousands)	2023	2022	2021
Bank fees, charges	$554	$294	$463
Commitment fees	35	334	548
Total other finance expense	$589	$628	$1,011